UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (97.71%)
CONSUMER DISCRETIONARY – (8.51%)
Automobiles & Components – (0.69%)
Harley-Davidson, Inc.	47,540	$2,533,882
Consumer Durables & Apparel – (0.37%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	8,900	698,462
Hunter Douglas N.V. (Netherlands)	16,499	656,685
		1,355,147
Media – (2.42%)
Grupo Televisa S.A.B., ADR (Mexico)	34,200	910,062
Walt Disney Co.	140,280	7,967,904
		8,877,966
Retailing – (5.03%)
Bed Bath & Beyond Inc. *	165,555	10,665,881
CarMax, Inc. *	57,240	2,386,908
Groupon, Inc. *	112,240	686,348
Liberty Interactive Corp., Series A *	96,334	2,059,139
Liberty Ventures, Series A *	6,479	489,909
Netflix Inc. *	5,030	952,456
Tiffany & Co.	17,980	1,250,329
		18,490,970
	Total Consumer Discretionary	31,257,965
CONSUMER STAPLES – (16.82%)
Food & Staples Retailing – (10.64%)
Costco Wholesale Corp.	139,100	14,758,510
CVS Caremark Corp.	422,888	23,254,611
Sysco Corp.	30,810	1,083,588
		39,096,709
Food, Beverage & Tobacco – (6.18%)
Coca-Cola Co.	126,760	5,126,174
Diageo PLC, ADR (United Kingdom)	63,733	8,020,161
Heineken Holding N.V. (Netherlands)	66,921	4,288,279
Nestle S.A. (Switzerland)	5,130	370,983
Philip Morris International Inc.	40,060	3,713,963
Unilever N.V., NY Shares (Netherlands)	29,170	1,195,970
		22,715,530
	Total Consumer Staples	61,812,239
ENERGY – (9.06%)
Canadian Natural Resources Ltd. (Canada)	303,920	9,764,949
Devon Energy Corp.	43,680	2,464,426
EOG Resources, Inc.	79,550	10,187,968
Occidental Petroleum Corp.	79,100	6,199,067
Schlumberger Ltd.	30,400	2,276,656
Transocean Ltd. *	46,104	2,395,564
	Total Energy	33,288,630
FINANCIALS – (37.92%)
Banks – (5.53%)
Commercial Banks – (5.53%)
Wells Fargo & Co.	549,394	20,322,084

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (17.86%)
Capital Markets – (10.40%)
Ameriprise Financial, Inc.	26,370	$1,942,151
Bank of New York Mellon Corp.	681,400	19,072,386
Brookfield Asset Management Inc., Class A (Canada)	112,010	4,087,245
Charles Schwab Corp.	158,970	2,812,179
Goldman Sachs Group, Inc.	13,610	2,002,711
Julius Baer Group Ltd. (Switzerland)	213,361	8,295,749
		38,212,421
Consumer Finance – (5.72%)
American Express Co.	311,619	21,021,818
Diversified Financial Services – (1.74%)
CME Group Inc.	12,600	773,325
JPMorgan Chase & Co.	52,918	2,511,488
Visa Inc., Class A	18,240	3,097,882
		6,382,695
		65,616,934
Insurance – (13.55%)
Insurance Brokers – (0.18%)
Aon PLC	11,020	677,730
Multi-line Insurance – (3.54%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,654,290
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	2,490	972,273
Loews Corp.	235,320	10,370,552
		12,997,115
Property & Casualty Insurance – (7.95%)
ACE Ltd.	36,920	3,284,772
Berkshire Hathaway Inc., Class A *	93	14,534,040
Markel Corp. *	1,290	649,515
Progressive Corp.	424,370	10,723,830
		29,192,157
Reinsurance – (1.88%)
Alleghany Corp. *	15,571	6,164,870
Everest Re Group, Ltd.	5,740	745,397
		6,910,267
		49,777,269
Real Estate – (0.98%)
Hang Lung Group Ltd. (Hong Kong)	643,000	3,619,828
	Total Financials	139,336,115
HEALTH CARE – (4.20%)
Health Care Equipment & Services – (3.84%)
Express Scripts Holding Co. *	119,700	6,896,516
Laboratory Corp. of America Holdings *	36,810	3,320,262
UnitedHealth Group Inc.	68,120	3,897,145
		14,113,923
Pharmaceuticals, Biotechnology & Life Sciences – (0.36%)
Agilent Technologies, Inc.	30,970	1,299,811
	Total Health Care	15,413,734

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (5.25%)
Capital Goods – (1.47%)
Emerson Electric Co.	26,200	$1,463,794
PACCAR Inc.	67,620	3,417,853
Schneider Electric S.A. (France)	7,170	523,879
		5,405,526
Commercial & Professional Services – (1.25%)
Iron Mountain Inc.	126,674	4,599,533
Transportation – (2.53%)
China Merchants Holdings International Co., Ltd. (China)	1,673,048	5,495,968
Kuehne & Nagel International AG (Switzerland)	34,733	3,786,859
		9,282,827
	Total Industrials	19,287,886
INFORMATION TECHNOLOGY – (9.13%)
Semiconductors & Semiconductor Equipment – (1.87%)
Intel Corp.	39,980	872,963
Texas Instruments Inc.	169,120	5,999,532
		6,872,495
Software & Services – (6.81%)
Activision Blizzard, Inc.	182,970	2,664,958
Google Inc., Class A *	19,520	15,488,632
International Business Machines Corp.	5,700	1,215,810
Microsoft Corp.	88,210	2,523,247
Oracle Corp.	96,550	3,120,979
		25,013,626
Technology Hardware & Equipment – (0.45%)
Hewlett-Packard Co.	70,131	1,671,923
	Total Information Technology	33,558,044
MATERIALS – (6.67%)
Air Products and Chemicals, Inc.	61,800	5,384,016
BHP Billiton PLC (United Kingdom)	74,430	2,165,724
Ecolab Inc.	42,700	3,423,686
Emerald Plantation Holdings Ltd. (China)*	112,030	52,094
Martin Marietta Materials, Inc.	9,110	929,402
Monsanto Co.	64,420	6,804,685
Potash Corp. of Saskatchewan Inc. (Canada)	59,662	2,341,733
Praxair, Inc.	13,670	1,524,752
Rio Tinto PLC (United Kingdom)	40,505	1,898,673
	Total Materials	24,524,765
TELECOMMUNICATION SERVICES – (0.15%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	25,680	538,253
	Total Telecommunication Services	538,253
TOTAL COMMON STOCK – (Identified cost $205,406,275)		359,017,631
CORPORATE BONDS (0.02%)
MATERIALS – (0.02%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%, 01/30/20 (China)	$121,113	88,413
TOTAL CORPORATE BONDS – (Identified cost $515,196)		88,413

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2013 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (1.73%)
Barclays Capital Inc. Joint Repurchase Agreement, 0.15%, 04/01/13, dated 03/28/13, repurchase value of $763,013 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.375%, 04/15/15, total market value $778,260)	$763,000	$763,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.26%, 04/01/13, dated 03/28/13, repurchase value of $5,605,162 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-11.00%, 09/15/23-09/15/40, total market value $5,717,100)	5,605,000	5,605,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,368,000)	6,368,000
Total Investments – (99.46%) – (Identified cost $212,289,471) – (b)		365,474,044
Other Assets Less Liabilities – (0.54%)		1,978,039
	Net Assets – (100.00%)	$367,452,083

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $972,273 or 0.26% of the Fund's net assets as of March 31, 2013.

(b)	Aggregate cost for federal income tax purposes is $213,876,297. At March 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$152,986,431
Unrealized depreciation	(1,388,684)
Net unrealized appreciation	$151,597,747

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2013 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (98.38%)
CONSUMER DISCRETIONARY – (1.39%)
Retailing – (1.39%)
Bed Bath & Beyond Inc. *	15,900	$1,024,357
	Total Consumer Discretionary	1,024,357
CONSUMER STAPLES – (3.01%)
Food & Staples Retailing – (3.01%)
CVS Caremark Corp.	40,480	2,225,995
	Total Consumer Staples	2,225,995
ENERGY – (2.99%)
Canadian Natural Resources Ltd. (Canada)	68,790	2,210,223
	Total Energy	2,210,223
FINANCIALS – (88.63%)
Banks – (17.26%)
Commercial Banks – (17.26%)
ICICI Bank Ltd., ADR (India)	15,750	675,675
State Bank of India Ltd., GDR (India)	45,148	3,763,086
Toronto-Dominion Bank (Canada)	17,400	1,448,898
U.S. Bancorp	11,450	388,498
Wells Fargo & Co.	174,940	6,471,031
		12,747,188
Diversified Financials – (39.25%)
Capital Markets – (21.92%)
Ameriprise Financial, Inc.	14,740	1,085,601
Bank of New York Mellon Corp.	153,130	4,286,109
Brookfield Asset Management Inc., Class A (Canada)	83,100	3,032,319
Charles Schwab Corp.	13,000	229,970
Goldman Sachs Group, Inc.	16,890	2,485,363
Julius Baer Group Ltd. (Switzerland)	92,754	3,606,394
Oaktree Capital Group LLC, Class A	28,700	1,464,274
		16,190,030
Consumer Finance – (11.60%)
American Express Co.	124,110	8,372,461
First Marblehead Corp. *	194,994	196,944
		8,569,405
Diversified Financial Services – (5.73%)
Bank of America Corp.	14,486	176,440
Cielo S.A. (Brazil)	30,600	901,456
Visa Inc., Class A	18,560	3,152,230
		4,230,126
		28,989,561
Insurance – (32.12%)
Multi-line Insurance – (10.09%)
American International Group, Inc. *	88,600	3,439,452
Loews Corp.	91,010	4,010,811
		7,450,263
Property & Casualty Insurance – (12.45%)
ACE Ltd.	16,230	1,443,983
Markel Corp. *	8,695	4,377,933
Progressive Corp.	133,655	3,377,462
		9,199,378

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (9.58%)
Alleghany Corp. *	9,663	$3,825,775
Everest Re Group, Ltd.	25,040	3,251,694
		7,077,469
		23,727,110
	Total Financials	65,463,859
INFORMATION TECHNOLOGY – (2.36%)
Software & Services – (2.36%)
Google Inc., Class A *	2,200	1,745,645
	Total Information Technology	1,745,645
TOTAL COMMON STOCK – (Identified cost $49,229,427)		72,670,079
SHORT-TERM INVESTMENTS – (0.63%)
Barclays Capital Inc. Joint Repurchase Agreement, 0.15%, 04/01/13, dated 03/28/13, repurchase value of $56,001 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.375%, 04/15/15, total market value $57,120)	$56,000	56,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.26%, 04/01/13, dated 03/28/13, repurchase value of $409,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-11.00%, 09/15/23-09/15/40, total market value $417,180)	409,000	409,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $465,000)		465,000
Total Investments – (99.01%) – (Identified cost $49,694,427) – (a)		73,135,079
Other Assets Less Liabilities – (0.99%)		731,660
Net Assets – (100.00%)		$73,866,739

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $50,047,685. At March 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$26,763,600
Unrealized depreciation	(3,676,206)
Net unrealized appreciation	$23,087,394

Please refer to “Notes to Schedule of Investments” on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (82.11%)
FINANCIALS – (80.90%)
Real Estate – (80.90%)
Real Estate Investment Trusts (REITs) – (77.05%)
Diversified REITs – (5.99%)
Liberty Property Trust	15,010	$596,648
Vornado Realty Trust	12,710	1,063,064
		1,659,712
Industrial REITs – (2.23%)
EastGroup Properties, Inc.	7,070	411,474
Prologis, Inc.	5,190	207,496
		618,970
Office REITs – (21.11%)
Alexandria Real Estate Equities, Inc.	20,610	1,462,898
BioMed Realty Trust, Inc.	18,610	401,976
Boston Properties, Inc.	7,960	804,438
Corporate Office Properties Trust	17,730	473,036
Digital Realty Trust, Inc.	21,245	1,421,503
DuPont Fabros Technology Inc.	30,480	739,750
SL Green Realty Corp.	6,330	545,076
		5,848,677
Residential REITs – (17.31%)
American Campus Communities, Inc.	12,910	585,339
AvalonBay Communities, Inc.	7,060	894,290
BRE Properties, Inc.	10,810	526,231
Campus Crest Communities, Inc.	7,700	107,030
Colonial Properties Trust	7,110	160,757
Education Realty Trust, Inc.	58,390	614,847
Equity Residential	10,220	562,713
Essex Property Trust, Inc.	4,690	706,220
Post Properties, Inc.	13,570	639,147
		4,796,574
Retail REITs – (15.07%)
CBL & Associates Properties, Inc.	20,910	493,476
DDR Corp.	17,020	296,488
Federal Realty Investment Trust	4,670	504,547
General Growth Properties, Inc.	16,850	334,978
Kimco Realty Corp.	10,560	236,544
Simon Property Group, Inc.	12,662	2,007,687
Taubman Centers, Inc.	3,880	301,321
		4,175,041
Specialized REITs – (15.34%)
American Tower Corp.	9,120	701,511
HCP, Inc.	6,130	305,642
Host Hotels & Resorts Inc.	27,620	483,074
LaSalle Hotel Properties	23,490	596,176
Public Storage	4,100	624,512
Rayonier Inc.	10,790	643,839
Sunstone Hotel Investors, Inc. *	11,810	145,381

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Ventas, Inc.	10,240	$749,568
		4,249,703
		21,348,677
Real Estate Management & Development – (3.85%)
Real Estate Operating Companies – (3.85%)
Forest City Enterprises, Inc., Class A *	60,050	1,067,088
	Total Financials	22,415,765
TELECOMMUNICATION SERVICES – (1.21%)
SBA Communications Corp., Class A *	4,660	335,590
	Total Telecommunication Services	335,590
TOTAL COMMON STOCK – (Identified cost $20,517,086)		22,751,355
PREFERRED STOCK – (5.91%)
FINANCIALS – (5.91%)
Real Estate – (5.91%)
Real Estate Investment Trusts (REITs) – (5.91%)
Industrial REITs – (1.07%)
Prologis, Inc., 6.75%, Series M	11,900	297,619
Office REITs – (3.71%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	33,272	910,821
DuPont Fabros Technology Inc., 7.625%, Series B	4,300	117,041
		1,027,862
Retail REITs – (1.13%)
CBL & Associates Properties, Inc., 7.375%, Series D	8,280	211,078
Taubman Centers, Inc., 6.50%, Series J	3,890	101,120
		312,198
	Total Financials	1,637,679
TOTAL PREFERRED STOCK – (Identified cost $824,846)		1,637,679
CONVERTIBLE BONDS – (2.51%)
FINANCIALS – (2.51%)
Real Estate – (2.51%)
Real Estate Investment Trusts (REITs) – (2.08%)
Office REITs – (2.08%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	577,490
Real Estate Management & Development – (0.43%)
Real Estate Operating Companies – (0.43%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	117,900
	Total Financials	695,390
TOTAL CONVERTIBLE BONDS – (Identified cost $424,000)		695,390

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2013 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (8.27%)
Barclays Capital Inc. Joint Repurchase Agreement, 0.15%, 04/01/13, dated 03/28/13, repurchase value of $275,005 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.375%, 04/15/15, total market value $280,500)	$275,000	$275,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.26%, 04/01/13, dated 03/28/13, repurchase value of $2,017,058 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-11.00%, 09/15/23-09/15/40, total market value $2,057,340)	2,017,000	2,017,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,292,000)	2,292,000
Total Investments – (98.80%) – (Identified cost $24,057,932) – (b)		27,376,424
Other Assets Less Liabilities – (1.20%)		331,347
	Net Assets – (100.00%)	$27,707,771

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $577,490 or 2.08% of the Fund’s net assets as of March 31, 2013.

(b)	Aggregate cost for federal income tax purposes is $24,134,119. At March 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$3,500,489
Unrealized depreciation	(258,184)
Net unrealized appreciation	$3,242,305

Please refer to “Notes to Schedule of Investments” on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2013 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2013 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2013 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$31,257,965	$1,024,357	$–
Consumer staples	61,812,239	2,225,995	–
Energy	33,288,630	2,210,223	–
Financials	139,336,115	65,463,859	24,053,444
Health care	15,413,734	–	–
Industrials	19,287,886	–	–
Information technology	33,558,044	1,745,645	–
Materials	24,472,671	–	–
Telecommunication services	538,253	–	335,590
Total Level 1	358,965,537	72,670,079	24,389,034

Level 2 – Other Significant Observable Inputs:
Equity securities:
Materials	52,094	–	–
Convertible debt securities	–	–	695,390
Corporate debt securities	88,413	–	–
Short-term securities	6,368,000	465,000	2,292,000
Total Level 2	6,508,507	465,000	2,987,390

Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$365,474,044	$73,135,079	$27,376,424

Level 2 to Level 1 Transfers*:
Consumer discretionary	$1,355,147	$–	$–
Consumer staples	4,659,262	–	–
Financials	11,915,577	7,369,480	–
Industrials	9,282,827	–	–
Materials	4,064,397	–	–
Total	$31,277,210	$7,369,480	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2013

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 30, 2013